Short-Term Investment	12 Months Ended
Dec. 31, 2022
Short-term Investments [Abstract]
SHORT-TERM INVESTMENT

NOTE 3 – SHORT-TERM INVESTMENT

Short-term investments consisted of the following.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Trading securities	$2,408,772	$2,408,772	$-	$-
Held-to-maturity debt securities	1,881,576	1,881,576	-	-
Total	$4,290,348	$4,290,348	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2021	(Level 1)	(Level 2)	(Level 3)
Trading securities	$5,197,015	$188,208	$5,008,807	$-
Total	$5,197,015	$188,208	$5,008,807	$-

Net investment (loss) income for the years ended December 31, 2022, 2021 and 2020 consists of the following.

	December 31,
	2022	2021	2020
(Loss) Gain from sales of short-term investments:
Trading securities	$(30,848)	$3,945	$46,492
Held-to-maturity debt securities	-	17,189	32,093
Unrealized holding income:
Trading securities	(2,722)	82,241	20,989
Held-to-maturity debt securities	14,207	-	-
Net investment (loss) income	$(19,363)	$103,375	$99,574